Schedule of Convertible Notes Payable, Related Parties (Details) (Parenthetical) - USD ($)						3 Months Ended		12 Months Ended
	Jun. 15, 2023	Jun. 15, 2023	Jan. 05, 2023	Dec. 31, 2021	May 28, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total proceeds								$ 6,226,000	$ 10,000
Interest expense						$ 598	$ 88,485	$ 260,520	$ 846,536
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense						$ 28,146
Related Party [Member] | Chief Financial Officer [Member] | Convertible Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Closing sale of stock				$ 1,000,000
Conversion price				$ 4.125
Total proceeds				$ 10,000,000
Proceeds from public offering				$ 5,000,000
Interest rate				5.00%
Principal amount	$ 90,000	$ 90,000		$ 90,000
Interest expense	$ 6,362
Converted into shares of common stock	23,361
Qualified financing dividing share amount				$ 7,000,000
Maturity date				Jun. 30, 2023
Related Party [Member] | Chris Coulter [Member] | Convertible Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Closing sale of stock					$ 1,000,000
Conversion price					$ 4.125
Total proceeds					$ 10,000,000
Proceeds from public offering					$ 5,000,000
Interest rate					5.00%
Principal amount	$ 50,000	50,000			$ 50,000
Interest expense	$ 7,525
Converted into shares of common stock	13,946
Qualified financing dividing share amount					$ 7,000,000
Maturity date					Jun. 30, 2023
Related Party [Member] | Unsecured Convertible Promissory Note [Member] | Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Unsecured debt			$ 25,000
Interest rate			8.00%
Closing sale of stock			$ 10,000,000
Conversion price			$ 4.125
Total proceeds			$ 10,000,000
Proceeds from public offering			$ 5,000,000
Interest rate			18.00%
Principal amount	$ 25,000	25,000
Interest expense		$ 800
Converted into shares of common stock		6,255